Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term investments:
Short-term investments	$ 4,987
Fair Value, Recurring [Member]
Short-term investments:
Total assets	21,537
Fair Value, Recurring [Member] | US Treasury Securities [Member]
Short-term investments:
Short-term investments	4,987
Fair Value, Recurring [Member] | Money Market Funds [Member]
Cash equivalents:
Money market funds	16,550	$ 61,510	$ 17,508
Fair Value, Recurring [Member] | Level 1 [Member]
Short-term investments:
Total assets	21,537
Fair Value, Recurring [Member] | Level 1 [Member] | US Treasury Securities [Member]
Short-term investments:
Short-term investments	4,987
Fair Value, Recurring [Member] | Level 1 [Member] | Money Market Funds [Member]
Cash equivalents:
Money market funds	16,550	61,510	17,508
Fair Value, Recurring [Member] | Level 2 [Member]
Short-term investments:
Total assets
Fair Value, Recurring [Member] | Level 2 [Member] | US Treasury Securities [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 2 [Member] | Money Market Funds [Member]
Cash equivalents:
Money market funds
Fair Value, Recurring [Member] | Level 3 [Member]
Short-term investments:
Total assets
Fair Value, Recurring [Member] | Level 3 [Member] | US Treasury Securities [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 3 [Member] | Money Market Funds [Member]
Cash equivalents:
Money market funds